GENERAL INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of general information [abstract]
GENERAL INFORMATION
NOTE 1 - GENERAL INFORMATION:

a.	General:

1.
Entera Bio Ltd. (collectively with its subsidiary, the "Company") was incorporated on September 30, 2009 and commenced operation on June 1, 2010. On January 8, 2018 the Company incorporated Entera Bio Inc., a fully owned subsidiary incorporated in Delaware USA. The Company is a leader in the development and commercialization of orally delivered large molecule therapeutics for use in areas with significant unmet medical need where adoption of injectable therapies is limited due to cost, convenience and compliance challenges for patients. The Company’s most advanced product candidates, EB613 for the treatment of osteoporosis and EB612 for the treatment of hypoparathyroidism, are based on its proprietary technology platform and are both in Phase 2 clinical development. The Company also licenses its technology to biopharmaceutical companies for use with their proprietary compounds and, to date, has completed one such collaboration with Amgen Inc.

2.
The Company's securities have been listed for trading on the Nasdaq Capital Market since the Company’s initial public offering in July 2018, where a total of 1,400,000 new ordinary shares were issued in consideration of net proceeds of $9.6 million, after deducting offering expenses (see note 10b).

3.
On December 10, 2018, the Company entered into a research collaboration and license agreement (the “Amgen Agreement”) with Amgen Inc. (“Amgen”) in inflammatory disease and other serious illnesses. Pursuant to the Amgen Agreement, the Company and Amgen use the Company’s proprietary drug delivery platform to develop oral formulations for one preclinical large molecule program that Amgen has selected. Amgen also has options to select up to two additional programs to include in the collaboration. Amgen is responsible for the clinical development, regulatory approval, manufacturing and worldwide commercialization of the programs.

The Company granted Amgen an exclusive, worldwide, sublicensable license under certain of its intellectual property relating to its drug delivery technology to develop, manufacture and commercialize the applicable products. The Company will retain all intellectual property rights to its drug delivery technology, and Amgen will retain all rights to its large molecules and any subsequent improvements, and ownership of certain intellectual property developed through the performance of the collaboration is to be determined by U.S. patent law. See additional information in note 12.

b.
Since the Company is engaged in research and development activities, it has not derived significant income from its activities and has incurred accumulated losses in the amount of $72.9 million through December 31, 2020 and negative cash flows from operating activities. The Company's management is of the opinion that its available funds as of December 31, 2020 will allow the Company to operate under its current plans into the second quarter of 2022. These factors raise substantial doubt as to the Company's ability to continue as a going concern.

Management is in the process of evaluating various financing alternatives in the public or private equity markets, government grants or through license of the company's technology to additional external parties through partnerships or research collaborations as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no certainty about the Company's ability to obtain such funding.

The financial information has been prepared on a going concern basis, which assumes the Company will continue to realize its assets and discharge its liabilities in the normal course of business. If the Company does not raise the requisite funds, it will need to curtail or cease operations. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

c.
COVID-19 pandemic

In December 2019, a novel strain of coronavirus, COVID-19, was identified in Wuhan, China. Starting in March 2020, this virus began to spread globally, including to the United States and Israel and continues to spread globally. The spread of COVID-19 from China to other countries has resulted in the Director General of the World Health Organization declaring the outbreak of COVID-19 as a pandemic. The COVID-19 outbreak continues to rapidly evolve.

In March 2020, the Government of Israel, where the Company operates its research and development activities and clinical trials, imposed a mandatory quarantine of all foreign visitors and, in addition, announced that non-Israeli residents or citizens traveling from certain countries may be denied entry into Israel. Israel has further issued regulations imposing partial home confinement and other movement restrictions, reducing staffing of non-essential businesses, restricting public transportation and other public activities. The Company continues to monitor its operations and government regulations, guidelines and recommendations and may temporarily close its office space to protect its employees. In addition, hospitals may reduce staffing and have begun to reduce or postpone certain treatments in response to the spread of an infectious disease, including its clinical trials. Disruptions to the supply chain may prevent the Company from receiving necessary materials from manufacturers for the Company's research and may also delay third-party laboratories with which the Company works from performing research tasks.

Israeli authorities have begun repurposing certain medical institutions to function as centers for COVID-19 treatment, including two centers where the Company conduct trials. These disruptions may prevent or delay the completion of research and development activities and the clinical trials on the expected timelines. In addition, interruption or delays in the operations of the FDA and foreign regulatory authorities may impact review and approval timelines.

The extent to which the coronavirus impacts the Company's business will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity and geographic reach of the coronavirus and the effectiveness of actions to contain the coronavirus or treat its impact, among others.

d.	Approval of financial statements These financial statements were approved by the Company's Board of Directors on March 17, 2021.